Equity Transaction - Exclusive License Rights	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Equity Transaction - Exclusive License Rights
4.	Equity Transaction - Exclusive License Rights and Acquisition

On December 13, 2017, we entered into a Master Marketing Agreement with BizRight, LLC (“BizRight”), a leading marketer and manufacturer of hydroponic growth supplies, which offers a range of hydroponics-related products including: HPS grow lights, electronic ballasts, HPS Bulbs, nutrient mixes, environmental control products, pH measurement and calibration solutions and other grow and storage products. BizRight operates the ZenHydro.com website and other e-commerce properties, and sells various products to distributors and retailers.

Under the terms of the Master Marketing Agreement, all products procured, developed and imported by BizRight will be sold by the Company. The expected term of the exclusive license rights is 20 years. BizRight and its owners will be compensated via a combination of cash and common shares in Sugarmade. Effective the contract date, Bizright will be compensated Two hundred million (200,000,000) common shares. Sugarmade will compensate BizRight and its owners six million dollars ($6,000,000) in cash. The amount due will be divided over 3 payments equally and are contingent upon the filing of the S-1 and significant funding.

We began recognizing revenues under this marketing agreement during April 2018 and stopped recognizing the revenue early 2019 upon exercise of the purchase option under the agreement. As of June 30, 2019, BizRight had assigned the marketing agreement to its operating entity, BZRTH and the Company had exercised the option to purchase 100% equity ownership of BZRTH.

As of June 30, 2019, cash of $870,000 and 200 million shares of the Company’s common stock had been paid and issued in connection with the acquisition.

On October 30, 2019, SGMD closed the previously announced acquisition of BZRTH, Inc., a Nevada corporation (“BZRTH”) pursuant to a Stock Exchange Agreement. The total consideration to be paid by the Company to acquire BZRTH was 650,000,000 shares of SGMD’s common stock, 3,500,000 shares of Series B convertible preferred stock, $870,000 in cash, and 5% promissory notes in the sum of $7,130,000.00 due on or before October 31, 2021 to the BZRTH shareholders. $870,000 of cash had been paid along with 449,373,817 common shares and 750,000 Series B Convertible Preferred shares.

As of December 31, 2019, cash of $870,000 and 249 million shares of the Company’s common stock had been paid and issued in connection with the acquisition.

On January 15, 2020, the Company entered into a Rescission and Mutual Release Agreement (“Agreement”) with each of the parties agreeing to return all consideration exchanged pursuant to the Stock Exchange Agreement.

The shareholders of BZRTH have agreed to surrender for cancellation, 449,373,817 common shares and 750,000 Series B Convertible Preferred shares. On an as converted to common basis the returns to Sugarmade’s treasury equal 449,373,817 relating to the common shares to be surrendered and 750,000,000 million common shares equivalents due to each Series B Convertible Preferred share converting to common shares on a 1 for 1,000 basis. Thus, on a common share equivalent basis, the surrender equals 1,199,373,817 common shares, if all Preferred Series B were converted. As part of the Agreement, the Company will retain or will receive 102,248 shares in BZRTH.

4. Equity Transaction – Exclusive License Rights

On December 13, 2017, we entered into a Master Marketing Agreement with BizRight Hydroponic, Inc. (“BizRight”), a leading marketer and manufacturer of hydroponic growth supplies, which offers a range of hydroponics-related products including: HPS grow lights, electronic ballasts, HPS Bulbs, nutrient mixes, environmental control products, pH measurement and calibration solutions and other grow and storage products. BizRight operates the ZenHydro.com website and other e-commerce properties, and sells various products to distributors and retailers.

Under the terms of the Master Marketing Agreement, all products procured, developed and imported by BizRight will be sold by the Company. The expected term of the exclusive license rights is 20 years. BizRight and its owners will be compensated via a combination of cash and common shares in Sugarmade. Effective the contract date, Bizright will be compensated Two hundred million (200,000,000) common shares. Sugarmade will compensate BizRight and its owners six million dollars ($6,000,000) in cash. The amount due will be divided over 3 payments equally and are contingent upon the filing of the S-1 and significant funding.

We began recognizing revenues under this marketing agreement during April 2018 and stopped recognizing the revenue early 2019 upon exercise of the purchase option under the agreement. As of June 30, 2019, BizRight had assigned the marketing agreement to its operating entity, BZRTH and the Company had exercised the option to purchase 100% equity ownership of BZRTH.

As of June 30, 2019, cash of $870,000 and 200 million shares of the Company’s common stock had been paid and issued in connection with the acquisition.